Supplemental Financial Information - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Supplemental Financial Information [Line Items]
Property, plant and equipment, transfers on spin off	$ 57
Depreciation and amortization		$ 228	$ 225	$ 222
Redeemable noncontrolling interest, equity, redemption value	176	176
Accounts payable under supply chain finance programs	$ 392	$ 392			$ 390